Other Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Total	$ 3,473,717	$ 3,333,038
Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	$ 3,473,717	$ 3,333,038